Income Taxes - Schedule of Reconciliation of Changes in Deferred Taxes (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	¥ 95,383	¥ (88,972)
Recognized in profit or (loss)	198,755	188,526
Recognized in other comprehensive income	(22,119)	11,585
Other	8,069	(15,756)
Net deferred tax liabilities, as of end of year	280,088	95,383
Deferred tax relating to items credited (charged) directly to equity	506	2,204
Research and development expenses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	136,230	33,199
Recognized in profit or (loss)	77,180	98,057
Recognized in other comprehensive income	0	0
Other	3,600	4,974
Net deferred tax liabilities, as of end of year	217,010	136,230
Inventories
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	110,911	94,530
Recognized in profit or (loss)	20,482	11,863
Recognized in other comprehensive income	0	0
Other	7,009	4,518
Net deferred tax liabilities, as of end of year	138,402	110,911
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	(71,759)	(69,775)
Recognized in profit or (loss)	9,249	2,834
Recognized in other comprehensive income	0	0
Other	(5,999)	(4,818)
Net deferred tax liabilities, as of end of year	(68,509)	(71,759)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	(452,594)	(497,480)
Recognized in profit or (loss)	99,039	86,244
Recognized in other comprehensive income	0	0
Other	(36,715)	(41,358)
Net deferred tax liabilities, as of end of year	(390,270)	(452,594)
Financial assets measured at FVTOCI
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	(5,128)	(6,759)
Recognized in profit or (loss)	0	0
Recognized in other comprehensive income	(2,056)	214
Other	(455)	1,417
Net deferred tax liabilities, as of end of year	(7,639)	(5,128)
Accrued expenses and provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	165,043	155,330
Recognized in profit or (loss)	7,469	(6,402)
Recognized in other comprehensive income	0	0
Other	13,081	16,115
Net deferred tax liabilities, as of end of year	185,593	165,043
Defined benefit plans
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	6,406	13,456
Recognized in profit or (loss)	667	(2,855)
Recognized in other comprehensive income	2,170	(5,563)
Other	5,485	1,368
Net deferred tax liabilities, as of end of year	14,728	6,406
Deferred income
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	7,432	11,225
Recognized in profit or (loss)	(1,955)	(3,911)
Recognized in other comprehensive income	0	0
Other	16	118
Net deferred tax liabilities, as of end of year	5,493	7,432
Unused tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	101,092	119,453
Recognized in profit or (loss)	(15,970)	(24,662)
Recognized in other comprehensive income	0	0
Other	3,549	6,301
Net deferred tax liabilities, as of end of year	88,671	101,092
Tax credits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	52,091	38,912
Recognized in profit or (loss)	(11,230)	9,389
Recognized in other comprehensive income	0	0
Other	5,298	3,790
Net deferred tax liabilities, as of end of year	46,159	52,091
Investments in subsidiaries and associates
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	(36,838)	(31,210)
Recognized in profit or (loss)	10,183	(5,581)
Recognized in other comprehensive income	0	0
Other	(146)	(47)
Net deferred tax liabilities, as of end of year	(26,801)	(36,838)
Cash flow hedges
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	38,480	29,031
Recognized in profit or (loss)	2,227	0
Recognized in other comprehensive income	(19,062)	9,449
Other	0	0
Net deferred tax liabilities, as of end of year	21,645	38,480
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities, as of beginning of year	44,017	21,116
Recognized in profit or (loss)	1,414	23,550
Recognized in other comprehensive income	(3,171)	7,485
Other	13,346	(8,134)
Net deferred tax liabilities, as of end of year	¥ 55,606	¥ 44,017